UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2007 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Mid-Cap Fund

March 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.7%
Consumer Discretionary - 17.0%
Abercrombie & Fitch Co.	7,000		$529,760
Aeropostale, Inc.*	7,100	[2]	285,633
American Eagle Outfitters, Inc.	39,450		1,183,106
American Greetings Corp., Class A	11,100	[2]	257,631
AnnTaylor Stores Corp*	16,000		620,480
ArvinMeritor, Inc.	31,800	[2]	580,350
Brinker International, Inc.	20,400		667,080
Darden Restaurants, Inc.	5,600		230,664
Dillard’s, Inc., Class A	24,600		805,158
Dollar Tree Stores, Inc.*	20,200		772,448
Expedia, Inc.*	12,900		299,022
Goodyear Tire & Rubber Co.*	15,600	[2]	486,564
Hasbro, Inc.	32,800	[2]	938,736
ITT Educational Services, Inc.*	11,300		920,837
Jack in the Box, Inc.*	3,200		221,216
Marvel Entertainment, Inc.*	19,200	[2]	532,800
NVR, Inc.*	900	[2]	598,500
Payless ShoeSource, Inc.*	21,900	[2]	727,080
Polo Ralph Lauren Corp.	6,100		537,715
Rent-A-Center, Inc.*	22,000	[2]	615,560
Ross Stores, Inc.	22,400		770,560
Scholastic Corp.*	13,500	[2]	419,850
Service Corp. International	46,800		555,048
Sherwin-Williams Co., The	17,800		1,175,512
Snap-On, Inc.	9,400		452,140
Total Consumer Discretionary			15,183,450
Consumer Staples - 2.5%
Alberto-Culver Co.	2,600		59,488
Energizer Holdings, Inc.*	6,800	[2]	580,244
Estee Lauder Co., Class A	11,100	[2]	542,235
Hansen Natural Corp*	13,200	[2]	500,016
Hormel Foods Corp.	3,100		115,289
McCormick & Co., Inc.	12,200		469,944
Total Consumer Staples			2,267,216
Energy - 8.4%
Cimarex Energy Co.	9,900		366,498
Frontier Oil Corp.	21,100		688,704
Noble Energy, Inc.	12,600		751,590
Overseas Shipholding Group, Inc.	15,700		982,820
Patterson-UTI Energy, Inc.	27,500		617,100

Managers Mid-Cap Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Energy - 8.4% (continued)
Tesoro Corp.	21,700	[2]	$2,179,331
Tidewater, Inc.	25,700	[2]	1,505,506
Unit Corp.*	7,800	[2]	394,602
Total Energy			7,486,151
Financials - 17.7%
AG Edwards, Inc.	13,900		961,602
American Financial Group, Inc.	55,800		1,899,432
AmeriCredit Corp.*	32,900	[2]	752,094
Associates Bank Corp.	19,900	[2]	668,640
Assurant, Inc.	11,600		622,108
Camden Property Trust	6,100		428,891
CB Richard Ellis Group, Inc.*	37,800		1,292,004
CBL & Associates Properties, Inc.	10,500		470,820
City National Corp.	6,500	[2]	478,400
Commerce Bancshares, Inc.	2,900		140,099
First Industrial Realty Trust, Inc.	11,900		539,070
First Marblehead Corp., The	4,450	[2]	199,760
FirstMerit Corp.	18,400		388,424
Highwoods Properties, Inc.	28,400		1,121,516
HRPT Properties Trust	20,300		249,690
Investors Financial Services Corp.	4,100		238,415
Leucadia National Corp	13,300	[2]	391,286
Nationwide Financial Services, Inc.	13,500		727,110
New Plan Excel Realty Trust, Inc.	7,400		244,422
PMI Group, Inc.	29,000		1,311,380
Potlatch, Corp.*	17,500	[2]	801,150
Radian Group, Inc.	21,500	[2]	1,179,920
Rayonier, Inc.	7,800		335,400
Wilmington Trust Corp.	9,200		387,964
Total Financials			15,829,597
Health Care - 9.7%
Applera Corp - Applied Biosystems Group	37,900		1,120,703
Charles River Laboratories International, Inc.*	12,400		573,624
Coventry Health Care, Inc.*	18,925		1,060,746
CR Bard, Inc.	4,700	[2]	373,697
Endo Pharmaceuticals Holdings, Inc.*	8,300	[2]	244,020
Health Net, Inc.*	19,400		1,043,914
Hillenbrand Industries, Inc.	8,900		528,393
ImClone Systems, Inc.*	5,100	[2]	207,927
Kinetic Concepts, Inc.*	11,200	[2]	567,168
King Pharmaceuticals, Inc.*	15,000	[2]	295,050

Managers Mid-Cap Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Health Care - 9.7% (continued)
Manor Care, Inc.	7,700		$418,572
Medicis Pharmaceutical	3,800		117,116
Millennium Pharmaceuticals, Inc.*	43,500		494,160
Pediatrix Medical Group, Inc.*	3,000	[2]	171,180
Steris Corp	9,400		249,664
Techne Corp.*	14,800		845,080
Wellcare Health Plans, Inc.*	4,800		409,200
Total Health Care			8,720,214
Industrials - 13.1%
Acuity Brands, Inc.	8,000	[2]	435,520
Alaska Airgroup, Inc.*	6,700		255,270
Continental Airlines, Inc.*	16,900	[2]	614,991
Cummins, Inc.	15,900		2,301,048
Deluxe Corp.	7,300		244,769
Dun & Bradstreet Corp.*	2,200		200,640
Granite Construction, Inc.	2,500		138,150
IKON Office Solutions, Inc.	26,000	[2]	373,620
Joy Global, Inc.	10,600	[2]	454,740
Lennox International, Inc.	7,700		274,890
Manpower, Inc.	9,200		678,684
Miller Herman, Inc.	7,700	[2]	257,873
Precision Castparts Corp.	11,800	[2]	1,227,790
Quanta Services, Inc.*	12,100	[2]	305,162
R.R. Donnelley & Sons Co.	6,000		219,540
Republic Services, Inc.	18,750		521,625
Ryder System, Inc.	8,000		394,720
SPX Corp	5,000		351,000
Terex Corp.*	25,000		1,794,000
US Airways Group, Inc.*	8,500	[2]	386,580
YRC Worldwide, Inc.*	7,100		285,562
Total Industrials			11,716,174
Information Technology - 15.8%
Avnet, Inc.*	22,000	[2]	795,080
AVX Corp.	10,900		165,680
BMC Software, Inc.*	29,000	[2]	892,910
Brocade Communications Systems, Inc.*	38,500		366,520
Cadence Design Systems, Inc.*	33,700		709,722
CommScope, Inc.*	9,000		386,100
CSG Systems International, Inc.*	13,200		330,264
DST Systems, Inc.*	13,800	[2]	1,037,760
Factset Research Systems, Inc.	20,750	[2]	1,304,138

Managers Mid-Cap Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Information Technology - 15.8% (continued)
Foundry Networks, Inc.*	8,900		$120,773
Ingram Micro, Inc., Class A*	40,200		776,262
International Rectifier Corp*	19,400	[2]	741,274
Intersil Corp., Class A	38,200		1,011,918
LSI Logic Corp.*	38,400	[2]	400,896
McAfee, Inc.*	15,200		442,016
MEMC Electronic Materials, Inc.*	10,400		630,032
ON Semiconductor Corp.*	33,100		295,252
Polycom, Inc.*	33,000		1,099,890
Sybase, Inc.*	30,900		781,152
Tech Data Corp.*	12,200		436,882
Teradyne, Inc.*	8,800	[2]	145,552
Triquint Semiconductor, Inc.*	36,400		182,000
Varian Semiconductor Equipment Associates, Inc.*	4,400	[2]	234,872
Vishay Intertechnology, Inc.*	27,100		378,858
Western Digital Corp.*	30,200		507,662
Total Information Technology			14,173,465
Materials - 5.1%
Ashland, Inc.	22,700		1,489,120
Celanese Corp.	8,800		271,392
Chaparral Steel Co.	13,200		767,844
Lyondell Chemical Co.	22,100		662,337
Pactiv Corp.*	6,100	[2]	205,814
Sealed Air Corp.	7,800		246,480
Steel Dynamics, Inc.	21,700		937,440
Total Materials			4,580,427
Telecommunication Services - 0.8%
Centurytel, Inc.	7,700	[2]	347,963
Telephone & Data Systems, Inc.	5,500		327,910
Total Telecommunication Services			675,873
Utilities - 7.6%
Alliant Energy Corp.	38,600		1,730,052
Energy East Corp	13,300	[2]	323,988
MDU Resources Group, Inc.	42,950		1,234,383
Nicor, Inc.	16,700		808,614
OGE Energy Corp.*	37,200		1,443,360
Oneok, Inc.	9,900		445,500
Wisconsin Energy Corp.	16,500	[2]	800,580
Total Utilities			6,786,477
Total Common Stocks (cost $73,975,463)			87,419,044

Managers Mid-Cap Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares	Value
Other Investment Companies - 25.8% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	21,454,568	$21,454,568
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	1,568,452	1,568,452
Total Other Investment Companies (cost $23,023,020)		23,023,020
Total Investments - 123.5% (cost $96,998,483)		110,442,064
Other Assets, less Liabilities - (23.5)%		(20,996,665)
Net Assets - 100%		$89,445,399

Managers Balanced Fund

March 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 63.3%
Consumer Discretionary - 8.9%
American Eagle Outfitters, Inc.	3,500		$104,965
CBS Corp., Class B*	6,900		211,071
General Motors Corp.	4,000		122,560
IAC/InterActive Corp.*	5,100		192,321
J.C. Penney Co., Inc.	1,300		106,808
Kohl’s Corp.*	3,900		298,779
Mattel, Inc.	1,600		44,112
McDonald’s Corp.	6,800		306,340
McGraw-Hill Companies, Inc., The	700		44,016
Omnicom Group, Inc.	2,300		235,474
Ross Stores, Inc.	2,600		89,440
Sherwin-Williams Co., The	2,400		158,496
Walt Disney Co., The	2,300		79,189
Total Consumer Discretionary			1,993,571
Consumer Staples - 4.9%
Altria Group, Inc.	2,220		194,938
Archer-Daniels-Midland Co.	600		22,020
Avon Products, Inc.	3,400		126,684
Kraft Foods, Inc.	4,500	[2]	142,470
Kroger Co.	6,100		172,325
PepsiCo, Inc.	3,600		228,816
Procter & Gamble Co.	3,112		196,554
Total Consumer Staples			1,083,807
Energy - 5.6%
ConocoPhillips Co.	1,900		129,865
Devon Energy Corp.	1,300		89,986
Exxon Mobil Corp.	4,220		318,399
Marathon Oil Corp.	3,300		326,139
Sunoco, Inc.	2,400		169,056
Tidewater, Inc.	3,800		222,604
Total Energy			1,256,049
Financials - 13.7%
Assurant, Inc.	2,100		112,623
AvalonBay Communities, Inc.	600		78,000
Bank of America Corp.	11,100		566,322
CBL & Associates Properties, Inc.	4,100		183,844
Chubb Corp.	4,300		222,181
Citigroup, Inc.	2,500		128,350
Conseco, Inc.*	3,100		53,630
First Marblehead Corp., The	1,650	[2]	74,068

Managers Balanced Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Financials - 13.7% (continued)
Goldman Sachs Group, Inc.	2,000		$413,260
JPMorgan Chase & Co.	9,748		471,608
Lehman Brothers Holdings, Inc.	400		28,028
Loews Corp.	1,100		49,973
Merrill Lynch & Co., Inc.	2,000		163,340
PMI Group, Inc.	2,800		126,616
Principal Financial Group	600		35,922
Radian Group, Inc.	1,000	[2]	54,880
SunTrust Banks, Inc.	2,100		174,384
Travelers Companies, Inc. (The)	2,600		134,602
Total Financials			3,071,631
Health Care - 7.6%
Aetna, Inc.	2,500		109,475
AmerisourceBergen Corp.	2,400		126,600
Applera Corp - Applied Biosystems Group	2,900		85,753
Biogen Idec, Inc.*	5,300		235,214
CIGNA Corp.	1,900		271,054
Endo Pharmaceuticals Holdings, Inc.*	1,500		44,100
Johnson & Johnson Co.	6,880		414,589
McKesson Corp.	3,000		175,620
Merck & Co., Inc.	1,600		70,672
Pfizer, Inc.	6,140		155,096
Total Health Care			1,688,173
Industrials - 6.8%
Continental Airlines, Inc.*	4,100	[2]	149,199
CSX Corp.	1,400		56,070
Cummins, Inc.	1,500		217,080
Dun & Bradstreet Corp.	800		72,960
Emerson Electric Co.	4,600		198,214
General Electric Co.	5,800		205,088
Manpower, Inc.	900		66,393
Northrop Grumman Corp.	4,500	[2]	333,990
Terex Corp.*	1,200		86,112
Textron, Inc.	1,400		125,720
Total Industrials			1,510,826
Information Technology - 8.5%
Applied Materials, Inc.	1,100	[2]	20,152
Avnet, Inc.*	2,100		75,894
BEA Systems, Inc.*	2,500		28,975
BMC Software, Inc.*	1,500		46,185
Cisco Systems, Inc.*	12,640		322,699

Managers Balanced Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Information Technology - 8.5% (continued)
Computer Sciences Corp.*	2,200		$114,686
Dolby Laboratories, Inc.*	1,000		34,510
DST Systems, Inc.*	700	[2]	52,640
Fidelity National Information Services, Inc.	1		42
Hewlett-Packard Co.	9,700		389,358
International Business Machines Corp.	1,600		150,816
International Rectifier Corp*	3,400		129,914
LSI Logic Corp.*	2,100	[2]	21,924
Mastercard, Inc.	400		42,496
Microsoft Corp.	12,700		353,949
Nvidia Corp.*	3,600		103,608
Vishay Intertechnology, Inc.*	1,800		25,164
Total Information Technology			1,913,012
Materials - 2.4%
Celanese Corp.	7,600		234,384
Nucor Corp.	2,200		143,286
Pactiv Corp.*	2,700		91,098
United States Steel Corp.	800		79,336
Total Materials			548,104
Telecommunication Services - 2.3%
AT&T, Inc.	12,870		507,464
Utilities - 2.6%
Edison International	4,400		216,172
PG&E Corp.	6,100		294,447
Sempra Energy	1,200		73,212
Total Utilities			583,831
Total Common Stocks (cost $11,948,289)			14,156,468

	Principal Amount
Corporate Bonds - 9.0%
Asset-Backed Securities - 2.8%
Capital One Multi-Asset Execution Trust, 5.300%, 02/18/14	$150,000		152,202
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.184%, 12/15/31	15,335		15,332
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	49,254		49,121
Greenwich Capital Commericial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	90,000		90,085
GS Mortgage Securities Corp. II Series 2005-GG4, 4.751%, 07/10/39	50,000		48,267
Morgan Stanley Capital I, Series 2005-T19, 4.890%, 06/12/47	75,000		72,937
Harley-Davidson Motorcycle Trust, 5.350%, 03/15/13	185,000		186,395
Total Asset-Backed Securities			614,339
Finance - 3.8%
Allstate Corp., The, 7.200%, 12/01/09	75,000		78,896

Managers Balanced Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Finance - 3.8% (continued)
American Express Corp., 4.875%, 07/15/13	$75,000		$73,910
American International Group, Inc., 6.250%, 05/01/36	30,000		31,597
Bank of America Corp., 5.625%, 10/14/16	75,000		76,139
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	150,000		145,853
Citigroup, Inc., 6.500%, 01/18/11	75,000		78,530
JPMorgan Chase & Co., 4.750%, 03/01/15	75,000	[2]	72,503
Marshall & Ilsley Corp., 4.375%, 08/01/09	75,000		74,094
U.S. Bank NA, 4.950%, 10/30/14	75,000		73,323
Wachovia Corp., 5.300%, 10/15/11	75,000		75,507
Wells Fargo Co., 4.200%, 01/15/10	75,000		73,424
Total Finance			853,776
Industrial - 1.7%
Bellsouth Capital Funding Corp., 7.750%, 02/15/10	75,000		80,229
IBM Corp., 4.750%, 11/29/12	75,000		74,136
Lockheed Martin Corp., 7.650%, 05/01/16	75,000		87,097
Merck & Co., Inc., 4.750%, 03/01/15	40,000		38,499
Wal-Mart Stores, Inc., 5.250%, 09/01/35	30,000		27,346
Walt Disney Co., The, 6.375%, 03/01/12	75,000		79,285
Total Industrial			386,592
Utilities - 0.7%
Consolidated Edison, 5.375%, 12/15/15	75,000		75,252
Florida Power & Light Co., 4.850%, 02/01/13	75,000		73,598
Total Utilities			148,850
Total Corporate Bonds (cost $1,994,416)			2,003,557
U.S. Government and Agency Obligations - 25.2%
U.S. Government Agency Obligations - 20.1%
FHLB, 3.875%, 01/15/10	200,000	[2]	195,263
FHLMC, 5.000%, 12/15/22	202,325		201,015
FHLMC, 5.625%, 03/15/11	200,000	[2]	205,780
FNMA, 3.500%, 10/01/10	98,488		94,670
FNMA, 4.000%, 12/01/21	74,611		70,459
FNMA, 4.250%, 08/15/10	200,000		196,726
FNMA, 4.500%, 12/01/21 to 09/01/35	543,538		519,370
FNMA, 5.000%, 02/01/22 to 03/01/37	898,127		873,677
FNMA, 5.375%, 11/15/11	200,000	[2]	204,640
FNMA, 5.500%, 02/01/22 to 02/01/37	897,376		889,917
FNMA, 6.000%, 03/01/12 to 06/01/36	669,472		674,754
FNMA, 6.500%, 11/01/36 to 12/01/36	369,793		377,237
Total U.S. Government Agency Obligations			4,503,508
U.S. Government Obligations - 5.1%
USTB, 5.250%, 11/15/28	655,000	[2]	683,759

Managers Balanced Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
U.S. Government Obligations - 5.1% (continued)
USTN, 3.125%, 09/15/08	$255,000		$249,293
USTN, 3.875%, 02/15/13	225,000	[2]	217,397
Total U.S. Government Obligations			1,150,449
Total U.S. Government and Agency Obligations (cost $5,639,424)			5,653,957

	Shares
Preferred Stock - 0.2%
Newell Financial Trust I, 5.250% (cost $39,878)	925		45,441
Other Investment Companies - 14.2% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	2,743,036		2,743,036
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	432,901		432,901
Total Other Investment Companies (cost $3,175,937)			3,175,937
Total Investments - 111.9% (cost $22,797,944)			25,035,360
Other Assets, less Liabilities - (11.9)%			(2,660,836)
Net Assets - 100%			$22,374,524

Managers High Yield Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Corporate Bonds - 97.5%
Finance - 10.8%
AAC Group Holding Corp., 9.228%, 10/01/12 (b) [4]	$140,000	[2]	$126,350
Alliance Laundry Corp., 8.500%, 01/15/13	235,000		235,588
Arch Western Finance, LLC, 6.750%, 07/01/13	610,000		603,138
Ford Motor Credit Co.
6.926%, 01/15/10, (07/15/07) [5]	320,000		315,252
7.000%, 10/01/13	400,000	[2]	372,305
7.250%, 10/25/11	90,000		87,554
8.000%, 12/15/16	280,000		269,872
9.806%, 04/15/12, (07/16/07) [5]	75,000		79,610
General Motors Acceptance Corp., 6.875%, 08/28/12	845,000		842,531
Hawker Beechcraft Acquisition Co., 8.500%, 04/01/15 (a)	80,000	[2]	83,300
Host Marriott LP, 6.750%, 06/01/16	335,000		339,188
Idearc, Inc., 8.000%, 11/15/16 (a)	180,000		186,075
Nell AF Sarl, 8.375%, 08/15/15 (a)	235,000	[2]	246,162
Nexstar Finance Holdings, Inc., 9.616%, 04/01/13 (b) [4]	200,000		194,500
Pilgrim’s Pride Corp.
7.625%, 05/01/15	85,000		85,212
8.375%, 05/01/17	50,000	[2]	49,625
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	100,000		106,875
Sally Holdings LLC, 9.125%, 11/15/14 (a)	225,000	[2]	232,312
UCI Holdco, Inc., 12.355%, 12/15/13 (a)	108,066		107,796
UGS Corp., 10.000%, 06/01/12	275,000		302,156
Wind Acquisition Loan, 12.620%, 12/07/11 [6]	200,977		206,002
Total Finance			5,071,403
Industrial - 84.0%
Acco Brands Corp., 7.625%, 08/15/15	595,000		597,975
Advanced Micro Devices, Inc., 7.750%, 11/01/12	170,000		172,338
AES Corp., 8.875%, 02/15/11	200,000		216,000
Allied Waste North America, Inc.
7.250%, 03/15/15	165,000	[2]	169,125
7.375%, 04/15/14	100,000	[2]	102,000
Ames True Temper, Inc.,
9.356%, 01/15/12, (07/16/07) [5]	240,000		246,600
10.000%, 07/15/12	150,000	[2]	146,250
ArvinMeritor, Inc., 8.750%, 03/01/12	235,000	[2]	243,812
Ashtead Capital, Inc., 9.000%, 08/15/16 (a)	170,000	[2]	181,900
Axtel SAB de CV, 7.625%, 02/01/17 (a)	245,000		241,938
Baldor Electric Co., 8.625%, 02/15/17	120,000		127,500

Managers High Yield Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrial - 84.0% (continued)
Beazer Homes USA,
6.500%, 11/15/13	$165,000	[2]	$148,294
8.375%, 04/15/12	180,000	[2]	174,150
Belden CDT, Inc., 7.000%, 03/15/17 (a)	145,000		148,628
Brookstone Co., Inc., 12.000% 10/15/12	200,000	[2]	209,000
Cablevision Systems Corp., 8.000%, 04/15/12	235,000		239,700
CCH II LLC, 10.250%, 10/01/13	520,000	[2]	570,700
CCO Holdings, LLC, 8.750%, 11/15/13	200,000		208,000
Charter Communications, Inc., 11.000%, 10/01/15	60,000		62,550
Chesapeake Energy Corp.,
6.500%, 08/15/17	80,000		79,400
7.000%, 08/15/14	275,000		284,625
Compagnie Generale de Geophysique-Veritas,
7.500%, 05/15/15	15,000		15,525
7.750%, 05/15/17	60,000		62,850
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	384,000		408,480
Constellation Brands, Inc., 7.125%, 09/01/16	460,000		468,050
Cooper Cos., Inc., 7.125%, 02/15/15 (a)	165,000		168,300
Corrections Corp. of America, 6.250%, 03/15/13	160,000		160,800
Cricket Communications, 9.375%, 11/01/14 (a)	415,000		441,974
Crown Americas LLC, 7.750%, 11/15/15	220,000		229,900
Dean Foods Co., 7.000%, 06/01/16	265,000		267,319
Del Laboratories, Inc.,
8.000%, 02/01/12	270,000	[2]	253,125
10.360%, 11/01/11, (05/01/07) [5]	145,000		150,800
Del Monte Corp., 6.750%, 02/15/15	195,000		193,781
Denbury Resources, Inc., 7.500%, 04/01/13	370,000		375,550
Dex Media West LLC, 9.875%, 08/15/13	60,000		65,775
Dex Media, Inc., 7.608%, 11/15/13 (b) [4]	670,000		627,287
Digicel Group, Ltd.,
8.875%, 01/15/15 (a)	100,000	[2]	97,250
9.125%, 01/15/15 (a)	100,000		96,000
9.250%, 09/01/12 (a)	250,000		265,000
DIRECTV Holdings LLC,
6.375%, 06/15/15	780,000		744,900
8.375%, 03/15/13	30,000		31,762
Dobson Cellular Systems, Inc., 9.875%, 11/01/12	115,000		125,925
Dobson Communications Corp.,
8.875%, 10/01/13	170,000	[2]	175,950
9.606%, 10/15/12, (07/15/07) [5]	235,000		242,931
EchoStar Communications Corp., 7.125%, 02/01/16	615,000		638,061

Managers High Yield Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrial - 84.0% (continued)
Esco Corp, 8.625%, 12/15/13 (a)	$140,000		$149,100
Flextronics International Ltd., 1.000%, 08/01/10	225,000	[2]	217,125
FMG Finance Pty, Ltd., 10.625%, 09/01/16 (a)	325,000	[2]	375,375
Ford Motor Co., 6.500%, 08/01/18	175,000	[2]	140,438
Freescale Semiconductor,
9.125%, 12/15/14 (a)	320,000		319,200
10.125%, 12/15/16 (a)	100,000	[2]	100,750
Fresenius Medical Care Capital Trust II, 7.875%, 02/01/08	220,000		223,300
Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	120,000		126,600
Frigstad Discoverer Invest, Ltd., 11.500%, 02/21/12 (a)	200,000		202,796
General Cable Corp., 7.125%, 04/01/17 (a)	60,000	[2]	60,675
General Motors Corp, 8.375%, 07/15/33	235,000	[2]	212,088
Georgia-Pacific Corp., 7.000%, 01/15/15 (a)
7.000%, 01/15/15 (a)	140,000		141,400
7.125%, 01/15/17 (a)	100,000		100,750
7.700%, 06/15/15	325,000		334,750
Goodyear Tire & Rubber Co., 8.625%, 12/01/11 (a)	125,000		135,000
Graham Packaging Co., L.P., 9.875%, 10/15/14	475,000	[2]	486,875
Gregg Appliances Inc., 9.000%, 02/01/13	330,000		348,150
Hanesbrand, Inc., 8.735%, 12/15/14, (06/15/07) (a) [5]	295,000	[2]	302,006
Hanover Compressor Co., 9.000%, 06/01/14	310,000		337,125
HCA, Inc.,
8.750%, 09/01/10	35,000		36,794
9.250%, 11/15/16 (a)	550,000		594,687
9.625%, 11/15/16 (a)	420,000	[2]	454,650
Huntsman International, LLC, 7.875%, 11/15/14 (a)	155,000		161,006
Ineos Group Holdings PLC, 8.500%, 02/15/16 (a)	245,000	[2]	235,812
Insight Communications Co., Inc., 12.250%, 02/15/11 (b)	10,000	[2]	10,475
Intelsat Bermuda, Ltd.,
8.872%, 01/15/15, (07/15/07) (a) [5]	150,000		153,750
11.250%, 06/15/16 (a)	380,000		433,200
Interline Brands, Inc., 8.125%, 06/15/14	145,000		150,438
iPCS, Inc., 11.500%, 05/01/12	700,000		773,500
Iron Mountain Inc.,
6.625%, 01/01/16	315,000		305,550
7.750%, 01/15/15	325,000		333,125
Jarden Corp., 7.500%, 05/01/17	400,000		406,000
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	250,000	[2]	242,500
L-3 Communications Corp., 5.875%, 01/15/15	265,000		258,706

Managers High Yield Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrial - 84.0% (continued)
Level 3 Financing, Inc.,
8.750%, 02/15/17 (a)	$150,000		$151,875
9.125%, 11/01/14 (a)	240,000		247,800
LodgeNet Entertainment Corp., 9.500%, 06/15/13	150,000		163,918
Lyondell Chemical Co., 8.250%, 09/15/16	175,000		188,125
MacDermid, Inc., 9.500%, 04/15/17 (a)	20,000		20,600
MetroPCS Wireless, Inc., 9.250%, 11/01/14 (a)	480,000	[2]	510,000
MGM Mirage, Inc.,
6.750%, 04/01/13	540,000		538,650
6.875%, 04/01/16	155,000		151,512
Nalco Company
7.750%, 11/15/11	185,000		190,550
8.875%, 11/15/13	125,000	[2]	133,438
Newfield Exploration Co., 6.625%, 04/15/16	215,000	[2]	216,075
Nordic Telephone Co., 8.875%, 05/01/16 (a)	315,000		338,625
Novelis, Inc., 7.250%, 02/15/15	335,000		355,938
NXP BV, 9.500%, 10/15/15 (a)	430,000		446,125
Open Solutions, Inc., 9.750%, 02/01/15 (a)	420,000		434,700
OPTI Canada, Inc., 8.250%, 12/15/14 (a)	225,000		235,125
Owens-Brockway Glass Container Inc.,
6.750%, 12/01/14	65,000		64,675
8.250%, 05/15/13	400,000		419,000
P.H. Glatfelter, 7.125%, 05/01/16	215,000		219,300
Packaging Dynamics, Inc., 10.000%, 05/01/16 (a)	185,000		190,550
Penhall International, 12.000%, 08/01/14 (a)	75,000		81,375
Petrohawk Energy Corp., 9.125%, 07/15/13	265,000	[2]	283,550
Playtex Products, Inc., 9.375%, 06/01/11	535,000	[2]	555,731
PolyOne Corp., 8.875%, 05/01/12	400,000	[2]	404,000
Quebecor World, Inc., 8.750%, 03/15/16 (a)	425,000	[2]	432,438
Qwest Communications International, Inc.,
8.860%, 02/15/09, (05/15/07) [5]	400,000		406,000
Qwest Corp.,
7.500%, 10/01/14	105,000		111,300
8.875%, 03/15/12	165,000		183,150
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000		314,650
RBS Global & Rexnord Corp.,
8.875%, 09/01/16 (a)	65,000	[2]	65,975
9.500%, 08/01/14	50,000		52,250
Rental Services Corp., 9.500%, 02/01/14 (a)	145,000		155,150
Revlon Term Loan, 9.360%, 01/15/12, (04/20/07) [5]	250,000		258,438
Rockwood Specialties GRP, 7.500%, 11/15/14	230,000		234,600

Managers High Yield Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrial - 84.0% (continued)
Rural Cellular Corp., 8.250%, 03/15/12	$305,000		$320,250
Sealy Mattress Co., 8.250%, 06/15/04	340,000	[2]	359,550
SemGroup LP, 8.750%, 11/15/15 (a)	185,000	[2]	188,700
Sensata Technologies BV, 8.000%, 05/01/14	135,000		134,831
Service Corp International,
6.750%, 04/01/15 (a)	100,000		100,375
7.375%, 10/01/14	150,000		156,750
Simmons Co., 10.000%, 12/15/14 (b)	545,000	[2]	450,988
Simmons Holdco, Inc. 5.398%, 02/15/12, (08/15/07) [5,6]	120,000		118,800
Spectrum Brands, Inc., 7.375%, 02/01/15	355,000	[2]	285,775
Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (a)	275,000		272,250
Stewart Enterprises, Inc., 6.250%, 02/15/13	140,000		136,500
Sun Media Corp., 7.625%, 02/15/13	315,000		321,300
Sungard Data Systems, Inc., 10.250%, 08/15/15	430,000	[2]	471,388
Sunstate Equipment Co., 10.500%, 04/01/13 (a)	170,000		181,050
TDS Investor Corp.,
9.875%, 09/01/14 (a)	100,000	[2]	105,250
9.985%, 09/01/14, (06/01/07) (a) [5]	65,000		66,625
11.875%, 09/01/16 (a)	165,000	[2]	181,706
Tenet Healthcare Corp., 9.250%, 01/01/15	515,000	[2]	512,425
Tenneco Automotive Inc., 8.625%, 11/15/14	350,000	[2]	366,625
Terex Corp., 7.375%, 01/15/14	185,000		191,475
Terra Capital, Inc., 7.000%, 01/01/17 (a)	400,000		400,000
Titan International, Inc., 8.000%, 01/15/12 (a)	200,000		206,750
Triad Hospitals, Inc., 7.000%, 11/15/13	405,000		424,744
TRW Automotive, Inc.,
7.000%, 03/15/14 (a)	105,000	[2]	103,425
7.250%, 03/15/17 (a)	250,000		246,250
UGS Capital Corp., 10.348%, 06/01/11, (06/01/07) (a) [5]	409,679		418,897
United Components, Inc., 9.375%, 06/15/13	220,000		228,800
United Rentals (North America), Inc., 6.500%, 02/15/12	355,000		355,888
Vail Resorts, Inc., 6.750%, 02/15/14	325,000		327,438
Venoco, Inc., 8.750%, 12/15/11	190,000		191,900
Videotron Ltee, 6.875%, 01/15/14	290,000		294,350
Visant Holding Corp., 8.524%, 12/01/13 (b) [4]	655,000		609,150
Vitro S.A., 9.125%, 02/01/17 (a)	155,000	[2]	159,650
Warner Music Group, 7.375%, 04/15/14	230,000		220,225
West Corp., 9.500%, 10/15/14 (a)	430,000	[2]	447,200
Whiting Petroleum Corp., 7.000%, 02/01/14	210,000		205,800
Willams Partners L.P. 7.250%, 02/01/17 (a)	235,000		249,688
Williams Companies, Inc., The, 8.125%, 03/15/12	100,000		109,250

Managers High Yield Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount	Value
Industrial - 84.0% (continued)
Wind Acquisition Fin SA, 10.750%, 12/01/15 (a)	$150,000	$172,500
Windstream Corp.,
7.000%, 03/15/19 (a)	50,000	50,250
8.125%, 08/01/13	60,000	65,250
8.625%, 08/01/16	245,000	269,194
WMG Holdings Corp., 9.654%, 12/15/14 (b) [4]	266,000	204,820
Total Industrial		39,380,696
Utility - 2.7%
Midwest Generation, LLC, 8.750%, 05/01/34	265,000	288,850
Mirant North America LLC, 7.375%, 12/31/13	275,000	283,250
NRG Energy, Inc.,
7.250%, 02/01/14	220,000	226,050
7.375%, 02/01/16	45,000	46,350
7.375%, 01/15/17	190,000	195,462
Select Medical Corp., 7.625%, 02/01/15	225,000	203,625
Total Utility		1,243,587
Total Corporate Bonds (cost $44,471,362)		45,695,686

	Shares
Common Stock - 0.5%
Materials - 0.5%
Huntsman Corp.* (cost $94,073)	12,603	240,593
Other Investment Companies - 22.0% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	10,316,179	10,316,179
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 5.19%	1,260	1,260
Total Other Investment Companies (cost $10,317,439)		10,317,439
Total Investments (cost $54,882,874)		56,253,718
Other Assets, less Liabilities - (20.0)%		(9,388,788)
Net Assets - 100%		$46,864,930

Managers Fixed Income Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description		Principal Amount		Value
Corporate Bonds - 78.7%
Asset-Backed Security - 3.3%
Centex Home Equity Loan, Series 2004-A,
Class AF6, 4.270%, 01/25/34		$265,000		$262,319
Community Program Loan Trust, Series 87-A,
Class A4, 4.500%, 10/01/18		25,949		25,619
Countrywide Home Loans, Series 2002-S1,
Class A5, 6.460%, 11/25/16 (b)		478,527		477,041
CS First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/20		399,770		398,054
First Union National Bank Commercial Mortgage,
Series 2001-C3, Class A2, 6.180%, 08/15/33		51,609		51,637
LB-UBS Commercial Mortgage Trust,
Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000		334,675
Morgan Stanley Dean Witter Capital Inc.,
Series 2001-PPM, Class A2, 6.400%, 02/15/31		535,108		547,500
Morgan Stanley Dean Witter Capital Inc.,
Series 2001-TOP3, Class A3, 6.200%, 07/15/33		68,567		68,790
Total Asset-Backed Security				2,165,635
Finance - 27.7%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	1,000,000		649,999
Bank of American Capital Trust, 5.625%, 03/08/35		295,000		274,808
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	6,000,000		173,681
Boeing Capital Corp., 4.750%, 08/25/08		230,000		228,948
Cardinal Health, Inc., 4.000%, 06/15/15		320,000		285,230
Cigna Corp., 6.150%, 11/15/36		240,000		238,640
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000		192,989
Coca-Cola HBC Finance BV, 5.125%, 09/17/13		265,000		262,014
Colonial Realty LP,
4.800%, 04/01/11		625,000		610,477
5.500%, 10/01/15		190,000	[2]	186,897
Cox Enterprises, Inc., 4.375%, 05/01/08 (a)		410,000		403,703
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		194,941
Equity One, Inc., 3.875%, 04/15/09		150,000		145,454
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)		485,000		476,240
Ford Motor Credit Co.,
7.000%, 10/01/13		125,000	[2]	116,346
9.750%, 09/15/10 (a)		309,000	[2]	325,719
GMAC, 6.125%, 08/28/07		450,000		449,776
Health Care, Inc., 7.500%, 08/15/07		67,000		67,408
Highwoods Properties, Inc., 7.500%, 04/15/18		350,000		393,811
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		490,125
HSBC Bank, 3.373%, 04/18/12 (a) [4,7]	MYR	665,000		162,716
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,326,285

Managers Fixed Income Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Finance - 27.7% (continued)
JPMorgan Chase & Co., 4.000%, 02/01/08	$350,000		$346,235
Kinder Morgan Finance Co.,
5.150%, 03/01/15	75,000	[2]	68,894
5.700%, 01/05/16	165,000		154,965
6.400%, 01/05/36	110,000		98,800
Korea Development Bank, 3.875%, 03/02/09	425,000		415,332
Lehman Brothers Holdings, 3.600%, 03/13/09	150,000		145,756
Liberty Media Corp., 5.700%, 05/15/13	190,000	[2]	183,116
Mack-Cali Realty L.P., 7.250%, 03/15/09	250,000		259,012
Marsh & McLennan Companies,
5.375%, 07/15/14	410,000		401,880
5.750%, 09/15/15	200,000		199,003
5.875%, 08/01/33	730,000		668,908
Medco Health Solutions, 7.250%, 08/15/13	420,000		454,818
Morgan Stanley & Co., Inc., 3.625%, 04/01/08	650,000		639,798
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)	620,000		670,275
News America, Inc., 7.625%, 11/30/28	460,000		516,941
Sovereign Bank, 5.125%, 03/15/13	335,000		329,438
Tele-Communications, Inc., 9.800%, 02/01/12	350,000		414,775
Texas Eastern Transmission, 7.000%, 07/15/32	255,000		285,242
TGT Pipeline LLC, 5.200%, 06/01/18	465,000		435,916
The Ryland Group, Inc., 5.375%, 06/01/08	440,000		439,488
Toll Brothers Finance Corp., 5.150%, 05/15/15	555,000	[2]	502,589
Travelers Property Casualty Corp., 6.375%, 03/15/33	330,000		345,065
Wells Fargo Co., 5.110%, 05/01/33, (05/01/07) [5]	1,175,000	[2]	1,177,985
Western Union Co., 6.200%, 11/17/36	635,000		604,848
XL Capital (Europe) PLC, 6.500%, 01/15/12	105,000		110,055
Total Finance			18,525,341
Industrials - 40.7%
Anadarko Petroleum Corp.,
5.950%, 09/15/06	485,000		486,892
6.450%, 09/15/36	360,000		357,401
Apache Corp., 6.000%, 01/15/37	630,000		629,516
AT&T Wireless Services, Inc., 8.750%, 03/01/31	310,000		401,033
AT&T, Inc.,
6.150%, 09/15/34	185,000		182,674
6.500%, 03/15/29	775,000		764,630
Avnet, Inc.,
2.000%, 03/15/34	100,000		119,875
6.000%, 09/01/15	720,000		715,036
6.625%, 09/15/16	140,000		144,756

Managers Fixed Income Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrials - 40.7% (continued)
BellSouth Corp., 6.000%, 11/15/34	$990,000	[2]	$956,800
Bowater, Inc., 6.500%, 06/15/13	170,000	[2]	154,275
Bristol-Myers Squibb, 4.855%, 09/15/23, (06/15/07) [5]	910,000		921,375
Charter Communications Inc., 8.000%, 04/30/12 (a)	245,000		256,331
Chartered Semiconductor, 6.250%, 04/04/13	715,000		735,150
Comcast Corp.,
5.650%, 06/15/35	235,000		213,629
6.450%, 03/15/37	815,000		818,628
6.500%, 11/15/35	405,000		409,395
Corning, Inc., 6.850%, 03/01/29	600,000		628,261
CSX Corp., 6.000%, 10/01/36	45,000		43,056
Cummins, Inc., 6.750%, 02/15/27	153,000		153,566
D.R. Horton, Inc., 5.250%, 02/15/15	420,000		384,667
Desarrolladora Homex S.A. de C.V., 7.500%, 09/28/15	245,000	[2]	254,065
Energy Transfer Partners LP,
6.125%, 02/15/17	65,000		66,540
6.625%, 10/15/36	45,000		46,183
Federated Retail Holdings, 6.375%, 03/15/37	760,000		741,134
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000		67,200
HCA, Inc.,
7.050%, 12/01/27	750,000		598,713
7.500%, 11/06/33	75,000		64,313
7.690%, 06/15/25	300,000		260,112
8.750%, 09/01/10	625,000		657,031
International Paper Co., 4.000%, 04/01/10
4.000%, 04/01/10	300,000		289,937
4.250%, 01/15/09	300,000		294,548
Intuit, Inc., 5.750%, 03/15/17	210,000		207,567
Kroger Co., 7.000%, 05/01/18	460,000		488,192
Lennar Corp., 5.600%, 05/31/15
5.600%, 05/31/15	400,000		376,846
6.500%, 04/15/16	280,000	[2]	275,778
Lubrizol, Corp., 6.500%, 10/01/34	750,000	[2]	750,472
Masco Corp., 5.850%, 03/15/17	350,000		344,937
Missouri Pacific Railroad Corp., 5.000%, 01/01/45	200,000		167,332
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000		107,102
News America, Inc., 6.200%, 12/15/34
6.200%, 12/15/34	350,000		340,584
6.400%, 12/15/35	425,000		424,117
7.280%, 06/30/28	225,000		243,774
Nextel Communications, Inc., 5.950%, 03/15/14	695,000		684,706

Managers Fixed Income Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Principal Amount		Value
Industrials - 40.7% (continued)
Owens & Minor, Inc., 6.350%, 04/15/16	$125,000		$126,235
Pulte Home, Inc.,
5.200%, 02/15/15	405,000		374,780
6.000%, 02/15/35	1,265,000	[2]	1,131,892
6.375%, 05/15/33	465,000		433,468
Qantas Airways Ltd., 6.050%, 04/15/16 (a)	1,500,000		1,309,568
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	600,000		639,166
Telefonica Emisiones SAU, 7.045%, 06/20/16	1,475,000		1,580,193
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	240,000	[2]	258,160
Time Warner, Inc.,
6.625%, 05/15/29	270,000		274,032
6.950%, 01/15/28	120,000		126,008
7.625%, 04/15/31	80,000		90,168
7.700%, 05/01/32	685,000		778,914
U.S. West Communications Inc., 6.875%, 09/15/33	20,000	[2]	19,400
Verizon Global Funding Corp., 5.850%, 09/15/35	1,095,000	[2]	1,038,990
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000	[2]	246,963
Verizon New York, Inc., 7.375%, 04/01/32	195,000		206,779
Viacom, Inc., 6.875%, 04/30/36	470,000		475,245
Vodafone Group PLC, 6.150%, 02/27/37	650,000		629,595
Walt Disney Co., The, 7.000%, 03/01/32	190,000		218,591
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23	65,000		60,938
Total Industrials			27,247,214
Utility - 7.0%
Cilcorp, Inc., 8.700%, 10/15/09	315,000		322,875
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	715,000		683,709
Commonwealth Edison,
4.700%, 04/15/15	510,000		467,463
5.875%, 02/01/33	620,000		577,153
Dominion Resources, Inc., 5.950%, 06/15/35	90,000		87,758
El Paso Corp., 6.950%, 06/01/28	165,000	[2]	170,363
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	900,000		1,023,468
ITC Holdings Corp.,
5.875%, 09/30/16 (a)	225,000		226,624
6.375%, 09/30/36 (a)	300,000		302,753
KN Capital Trust III, 7.630%, 04/15/28	10,000		9,679
Methanex Corp., 6.000%, 08/15/15	320,000		306,887
Pacific Gas and Electric Co., 6.050%, 03/01/34	500,000		502,885
Total Utility			4,681,617
Total Corporate Bonds (cost $51,908,158)			52,619,807

Managers Fixed Income Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description		Principal Amount		Value
Foreign Government Obligations - 3.5%
Canadian Government, 4.500%, 09/01/07	CAD	$1,000,000		$866,895
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		328,684
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,164,532
Total Foreign Government Obligations (cost $2,016,337)				2,360,111
U.S. Government and Agency Obligations - 11.2%
U.S. Government Agency Obligations - 1.2%
FNMA, 2.290%, 02/19/09	SGD	700,000		455,123
Freddie Mac Corp., 3.220%, 06/20/07	SGD	500,000		329,795
Total U.S. Government Agency Obligations				784,918
U.S. Government Obligations - 10.0%
USTB, 5.375%, 02/15/31		4,340,000	[2]	4,628,206
USTN, 4.500%, 09/30/11		750,000	[2]	749,004
USTN, 4.750%, 05/15/14		835,000	[2]	842,796
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		481,914		477,359
Total U.S. Government Obligations				6,697,365
Total U.S. Government and Agency Obligations (cost $7,270,694)				7,482,283
Municipal Bonds - 1.4%
Decatur Texas Hospital Authority Hospital Revenue,
7.750%, 09/01/09		125,000		126,886
Eufaula Alabama, Series C, 4.000%, 08/15/12		410,000		398,122
MI Tobacco Settlement, 7.309%, 06/01/34		405,000		418,086
Total Municipal Bonds (cost $936,930)				943,094

		Shares
Preferred Stocks - 1.0%
Newell Financial Trust I, 5.250% (cost $578,039)		13,455		660,977
Other Investment Companies - 22.1% [1]
Bank of New York Institutional Cash Reserves Fund, 5.34% [3]		12,819,863		12,819,863
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 5.19%		1,955,064		1,955,064
Total Other Investment Companies (cost $14,774,927)				14,774,927
Total Investments - 117.9% (cost $77,485,085)				78,841,199
Other Assets, less Liabilities - (17.9)%				(11,952,932)
Net Assets - 100.0%				$66,888,267

Notes to the Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Mid-Cap	$75,543,915	$14,892,676	($1,449,095)	$13,443,581
Balanced	20,054,908	2,450,850	(213,434)	2,237,416
High Yield	44,566,704	1,680,357	(309,522)	1,370,835
Fixed Income	64,665,222	2,153,418	(797,304)	1,356,114

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2007, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
High Yield	$13,699,223	29.2%
Fixed Income	5,596,775	8.4%

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its March 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2007, amounting to:

Fund	Value	% of Net Assets
Mid-Cap	$20,842,738	23.3%
Balanced	2,676,908	12.0%
High Yield	10,089,427	21.5%
Fixed Income	12,518,244	18.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Represents yield to maturity at March 31, 2007.

[5]	Floating rate security. The rate listed is as of March 31, 2007. Date in parenthesis represents the securities next coupon rate reset.

[6]	Paymnet-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.

[7]	Variable rate security. The rate listed is as of March 31, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

[8]	Zero-coupon Security.

Investments Definitions and Abbreviations:

FHLB: Federal Home Loan Bank

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

USTB: United States Treasury Bond

USTN: United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate par values shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso

BRL:	Brazilian Real

CAD:	Canadian Dollar

IDR:	Indonesian Rupiah

MXN:	Mexican Peso

NOK:	Norwegian Krone

NZD:	New Zealand Dollar

SGD:	Singapore Dollar

THB:	Thailand Baht

KRW:	South Korean Won

Subsequent Event:

Effective May 1, 2007, the names of Managers Mid-Cap and Managers Balanced Funds will be changed to Managers AMG Chicago Equity Partners Mid-Cap Fund and Managers AMG Chicago Equity Partners Balanced Fund, respectively.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	May 29, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	May 29, 2007